Leasing arrangements - leasee	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leasing arrangements - leasee
15.
Leasing arrangements – lessee
a)
The Group leases various assets, including land, buildings, machinery and equipment, and others. Lease contracts are typically made for periods of 2 to 30 years. For machinery and equipment, lease contracts are between 2 to 3 years. For land, lease contracts are between 10 to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease contracts do not impose covenants, but leased assets may not be used as security for borrowing purposes.
b)
The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	Carrying amount
	December 31, 2022	December 31, 2023
	NT$000	NT$000
Land	630,969	615,385
Buildings	8,214	7,723
Machinery and equipment	257,196	411,809
Others	2,613	2,585
	898,992	1,037,502

	Depreciation expenses
	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Land	20,486	21,904	21,524
Buildings	9,870	10,861	11,738
Machinery and equipment	247,090	194,059	245,304
Others	1,634	1,997	2,461
	279,080	228,821	281,027

c)
For the years ended December 31, 2022 and 2023, additions to right-of-use assets were NT$308,550 thousand and NT$419,625 thousand, respectively.
d)
The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	15,245	14,556	18,757
Expense on short-term lease contracts	143,791	95,213	55,944

e)
For the years ended December 31, 2021, 2022 and 2023, the Group’s total cash outflow for leases were NT$448,290 thousand, NT$333,133 thousand and NT$351,063 thousand, respectively.